Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset
Tax loss and credit carryforwards		$ 185.6	$ 111.7
Goodwill and intangibles		90.8	89.4
Compensation & employee benefits		92.4	79.1
Accruals & other reserves		58.0	40.5
Interest expense		13.4	8.6
Total deferred tax assets		440.2	329.3
Less: Valuation allowance		(101.9)	(63.4)
Net, deferred tax assets		338.3	265.9
Deferred tax liabilities
Inventory		(3.0)	(1.3)
Property, Plant & Equipment		(215.0)	(218.5)
Accounts Receivable & Other Assets		(2.5)	(8.4)
Equity Investment & Other Securities		(2.2)	(5.8)
Unremitted earnings		(8.5)	(15.9)
Long-Term Debt		(8.1)
Total deferred tax liabilities		(239.3)	(249.9)
Net deferred tax asset		99.0	16.0
Deferred Tax Assets, Net, Classification [Abstract]
Current asset	$ 50.7	64.5	30.0
Current liability	(6.3)	(7.3)	(5.5)
Non-current assets		250.0	271.9
Non-current liability	$ (179.4)	(208.2)	(280.4)
Net deferred tax asset		$ 99.0	$ 16.0